Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Jan. 01, 2023	Jan. 01, 2022
Defined benefit plan, Disclosure
Planning horizon of conversion rates		8 years
Total benefit costs
Service costs on benefit obligation		SFr 259	SFr 240	SFr 218
Curtailment losses/(gains)		(11)	2	(10)
PBO
Service costs		259	240	218
Total amount recognized
Noncurrent assets		4,117	4,215
Amounts recognized in AOCI
Actuarial gains/(losses)		(2,641)	(2,705)
Prior service credit/(cost)		212	365
Total		(2,429)	(2,340)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax		34	(228)	18
Actuarial gains/(losses), Net		(200)	716
Prior service credit/(cost), Net		(73)	3
Amortization of actuarial losses/ (gains), Net		235	303
Amortization of prior service cost/(credit), Net		(68)	(97)
Immediate recognition due to curtailment/settlement, Net		17	6
Total amounts recognized in other comprehensive income, Net		(89)	931
Defined benefit pension plans
Fair value of plan assets
Beginning of the measurement period		23,098
End of the measurement period		19,647	23,098
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		3,965	4,011
Amounts recognized in AOCI
Actuarial gains/(losses)		(2,635)	(2,678)
Prior service credit/(cost)		209	362
Total		(2,426)	(2,316)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(321)	858
Actuarial gains/(losses), Tax		101	(153)
Actuarial gains/(losses), Net		(220)	705
Prior service credit/(cost), Gross		(90)	4
Prior service credit/(cost), Tax		17	(1)
Prior service credit/(cost), Net		(73)	3
Amortization of actuarial losses/(gains), Gross		289	369
Amortization of actuarial losses/(gains), Tax		(55)	(67)
Amortization of actuarial losses/ (gains), Net		234	302
Amortization of prior service cost/(credit), Gross		(87)	(120)
Amortization of prior service cost/(credit), Tax		19	23
Amortization of prior service cost/(credit), Net		(68)	(97)
Immediate recognition due to curtailment/settlement, Gross		23	11
Immediate recognition due to curtailment/settlement, Tax		(6)	(5)
Immediate recognition due to curtailment/settlement, Net		17	6
Total amounts recognized in other comprehensive income, Gross		(186)	1,122
Total amounts recognized in other comprehensive income, Tax		76	(203)
Total amounts recognized in other comprehensive income, Net		(110)	919
Other post-retirement defined benefit plans
Amounts recognized in AOCI
Actuarial gains/(losses)		(6)	(27)
Prior service credit/(cost)		3	3
Total		(3)	(24)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		27	14
Actuarial gains/(losses), Tax		(7)	(3)
Actuarial gains/(losses), Net		20	11
Prior service credit/(cost), Gross		0	0
Prior service credit/(cost), Tax		0	0
Prior service credit/(cost), Net		0	0
Amortization of actuarial losses/(gains), Gross		1	1
Amortization of actuarial losses/(gains), Tax		0	0
Amortization of actuarial losses/ (gains), Net		1	1
Amortization of prior service cost/(credit), Gross		0	0
Amortization of prior service cost/(credit), Tax		0	0
Amortization of prior service cost/(credit), Net		0	0
Immediate recognition due to curtailment/settlement, Gross		0	0
Immediate recognition due to curtailment/settlement, Tax		0	0
Immediate recognition due to curtailment/settlement, Net		0	0
Total amounts recognized in other comprehensive income, Gross		28	15
Total amounts recognized in other comprehensive income, Tax		(7)	(3)
Total amounts recognized in other comprehensive income, Net		21	12
Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation		501	503	517
PBO
Service costs		SFr 501	SFr 503	517
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)		62.00%	64.00%
Value of plan assets (as a percent)		88.00%	84.00%
Pension benefit obligation (as a percent)		87.00%	84.00%
Employee contributions, number of contribution levels		3
Total benefit costs
Service costs on benefit obligation		SFr 242	SFr 224	203
Interest costs on benefit obligation		41	10	20
Expected return on plan assets		(439)	(421)	(352)
Amortization of recognized prior service cost/(credit)		(88)	(121)	(167)
Amortization of recognized actuarial losses/(gains)		280	355	334
Settlement losses/(gains)		6	10	8
Curtailment losses/(gains)		(11)	2	(10)
Special termination benefits		7	16	8
Net periodic benefit/(costs)		38	75	44
PBO
Beginning of the measurement period		16,055	16,102
Plan participant contributions		150	146
Service costs		242	224	203
Interest costs		41	10	20
Plan amendments		86	0
Settlements		(33)	(48)
Curtailments		(17)	8
Special termination benefits		7	16
Actuarial losses/(gains)		(1,975)	321
Benefit payments		(783)	(724)
Exchange rate losses/(gains)		0	0
End of the measurement period		13,773	16,055	16,102
Fair value of plan assets
Beginning of the measurement period		19,296	18,000
Actual return on plan assets		(1,565)	1,610
Employer contributions		266	312
Plan participant contributions		150	146
Settlements		(33)	(48)
Benefit payments		(783)	(724)
Exchange rate gains/(losses)		0	0
End of the measurement period		17,331	19,296	SFr 18,000
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		3,558	3,241
Total funded status recognized in the consolidated balance sheet at December 31		3,558	3,241
Total amount recognized
Noncurrent assets		3,558	3,241
Current liabilities		0	0
Noncurrent liabilities		0	0
Total amount recognized in the consolidated balance sheet at December 31		3,558	3,241
Defined Benefit Plan, Asset Portfolio Gains/(Losses)		(2,004)	1,189
ABO
End of the measurement period		SFr 13,523	SFr 15,275
Net benefit pension cost (%)
Discount rate - service costs (as a percent)		0.74%	0.63%	0.69%
Discount rate - interest costs (as a percent)		0.26%	0.06%	0.13%
Salary increases (as a percent)		1.50%	1.50%	1.50%
Expected long-term rate of return on plan assets (as a percent)		2.50%	2.50%	2.10%
Interest rate on savings plan (as a percent)		1.50%	1.25%	0.45%
Benefit obligation (%)
Discount rate (as a percent)		2.14%	0.56%	0.40%
Salary increases (as a percent)		1.50%	1.50%	1.50%
Interest rate on savings plan (as a percent)		2.50%	1.50%	1.25%
Switzerland | Defined benefit pension plans | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		5.00%
Employer contributions (as a percent)		7.50%
Benefit obligation (%)
Interest rate on savings plan (as a percent)						1.00%	1.00%
Switzerland | Defined benefit pension plans | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		14.00%
Employer contributions (as a percent)		25.00%
Switzerland | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year					SFr 271
International | Defined benefit pension plans
Total benefit costs
Service costs on benefit obligation		SFr 17	SFr 16	SFr 15
Interest costs on benefit obligation		59	51	68
Expected return on plan assets		(67)	(65)	(85)
Amortization of recognized prior service cost/(credit)		1	1	1
Amortization of recognized actuarial losses/(gains)		9	14	13
Settlement losses/(gains)		11	8	(1)
Curtailment losses/(gains)		0	0	0
Special termination benefits		0	0	0
Net periodic benefit/(costs)		30	25	11
PBO
Beginning of the measurement period		3,032	3,482
Plan participant contributions		0	0
Service costs		17	16	15
Interest costs		59	51	68
Plan amendments		4	(4)
Settlements		(37)	(448)
Curtailments		0	0
Special termination benefits		0	0
Actuarial losses/(gains)		(907)	(100)
Benefit payments		(72)	(66)
Exchange rate losses/(gains)		(187)	101
End of the measurement period		1,909	3,032	3,482
Fair value of plan assets
Beginning of the measurement period		3,802	4,212
Actual return on plan assets		(1,132)	(45)
Employer contributions		17	17
Plan participant contributions		0	0
Settlements		(37)	(448)
Benefit payments		(72)	(66)
Exchange rate gains/(losses)		(262)	132
End of the measurement period		2,316	3,802	SFr 4,212
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		407	770
Total funded status recognized in the consolidated balance sheet at December 31		407	770
Total amount recognized
Noncurrent assets		559	974
Current liabilities		(9)	(7)
Noncurrent liabilities		(143)	(197)
Total amount recognized in the consolidated balance sheet at December 31		407	770
Defined Benefit Plan, Asset Portfolio Gains/(Losses)		(1,199)	(110)
ABO
End of the measurement period		SFr 1,887	SFr 3,001
Net benefit pension cost (%)
Discount rate - service costs (as a percent)		3.60%	3.22%	3.04%
Discount rate - interest costs (as a percent)		2.16%	1.62%	2.39%
Salary increases (as a percent)		3.33%	2.98%	2.84%
Expected long-term rate of return on plan assets (as a percent)		2.01%	1.79%	2.37%
Benefit obligation (%)
Discount rate (as a percent)		4.77%	2.15%	1.67%
Salary increases (as a percent)		3.20%	3.33%	2.98%
International | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year					15
International | Other post-retirement defined benefit plans
Total benefit costs
Service costs on benefit obligation		SFr 0	SFr 0	SFr 0
Interest costs on benefit obligation		3	2	4
Expected return on plan assets		0	0	0
Amortization of recognized prior service cost/(credit)		0	0	0
Amortization of recognized actuarial losses/(gains)		1	1	1
Settlement losses/(gains)		0	0	0
Curtailment losses/(gains)		0	0	0
Special termination benefits		0	0	0
Net periodic benefit/(costs)		4	3	5
PBO
Beginning of the measurement period		140	156
Plan participant contributions		0	0
Service costs		0	0	0
Interest costs		3	2	4
Plan amendments		0	0
Settlements		0	0
Curtailments		0	0
Special termination benefits		0	0
Actuarial losses/(gains)		(27)	(14)
Benefit payments		(11)	(10)
Exchange rate losses/(gains)		2	6
End of the measurement period		107	140	156
Fair value of plan assets
Beginning of the measurement period		0	0
Actual return on plan assets		0	0
Employer contributions		11	10
Plan participant contributions		0	0
Settlements		0	0
Benefit payments		(11)	(10)
Exchange rate gains/(losses)		0	0
End of the measurement period		0	0	SFr 0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		(107)	(140)
Total funded status recognized in the consolidated balance sheet at December 31		(107)	(140)
Total amount recognized
Noncurrent assets		0	0
Current liabilities		(10)	(10)
Noncurrent liabilities		(97)	(130)
Total amount recognized in the consolidated balance sheet at December 31		(107)	(140)
ABO
End of the measurement period		SFr 107	SFr 140
Net benefit pension cost (%)
Discount rate - interest costs (as a percent)		2.23%	1.74%	2.77%
Benefit obligation (%)
Discount rate (as a percent)		5.18%	2.89%	2.55%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)		6.30%	6.50%	7.00%
Weighted-average rate of health care benefit decrease (as a percent)		4.50%
International | Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year					SFr 10
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)					6.30%
Bank
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		SFr 312	SFr 640
Total amount recognized
Noncurrent assets		560	974
Amounts recognized in AOCI
Actuarial gains/(losses)		(582)	(429)
Prior service credit/(cost)		(9)	(6)
Total		(591)	(435)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax		84	0	SFr 19
Actuarial gains/(losses), Net		(170)	13
Prior service credit/(cost), Net		(4)	3
Amortization of actuarial losses/ (gains), Net		9	12
Amortization of prior service cost/(credit), Net		1	1
Immediate recognition due to curtailment/settlement, Net		8	7
Total amounts recognized in other comprehensive income, Net		(156)	36
Bank | Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation		440	497	503
PBO
Service costs		SFr 440	497	503
Bank | Switzerland | Defined benefit pension plans
PBO
Entity contribution to the group plan (as a percent)		83.00%
Bank | Switzerland | Defined benefit pension plans | Minimum
Defined benefit plan, Disclosure
Employer contributions (as a percent)		7.50%
Bank | Switzerland | Defined benefit pension plans | Maximum
Defined benefit plan, Disclosure
Employer contributions (as a percent)		25.00%
Bank | Switzerland | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contributions by the entity to the group plan					SFr 225
Bank | International | Defined benefit pension plans
Total benefit costs
Service costs on benefit obligation		SFr 14	14	14
Interest costs on benefit obligation		58	49	68
Expected return on plan assets		(67)	(65)	(85)
Amortization of recognized prior service cost/(credit)		1	1	1
Amortization of recognized actuarial losses/(gains)		9	14	13
Settlement losses/(gains)		11	8	(1)
Net periodic benefit/(costs)		26	21	10
PBO
Beginning of the measurement period		3,022	3,475
Service costs		14	14	14
Interest costs		58	49	68
Plan amendments		4	(4)
Settlements		(37)	(448)
Actuarial losses/(gains)		(908)	(100)
Benefit payments		(71)	(65)
Exchange rate losses/(gains)		(185)	101
End of the measurement period		1,897	3,022	3,475
Fair value of plan assets
Beginning of the measurement period		3,802	4,212
Actual return on plan assets		(1,132)	(45)
Employer contributions		16	16
Settlements		(37)	(448)
Benefit payments		(71)	(65)
Exchange rate gains/(losses)		(262)	132
End of the measurement period		2,316	3,802	SFr 4,212
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		419	780
Total funded status recognized in the consolidated balance sheet at December 31		419	780
Total amount recognized
Noncurrent assets		559	975
Current liabilities		(7)	(7)
Noncurrent liabilities		(133)	(188)
Total amount recognized in the consolidated balance sheet at December 31		419	780
ABO
End of the measurement period		1,880	2,996
Amounts recognized in AOCI
Actuarial gains/(losses)		(576)	(402)
Prior service credit/(cost)		(12)	(9)
Total		(588)	(411)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(284)	(10)
Actuarial gains/(losses), Tax		94	12
Actuarial gains/(losses), Net		(190)	2
Prior service credit/(cost), Gross		(4)	4
Prior service credit/(cost), Tax		0	(1)
Prior service credit/(cost), Net		(4)	3
Amortization of actuarial losses/(gains), Gross		9	14
Amortization of actuarial losses/(gains), Tax		(1)	(3)
Amortization of actuarial losses/ (gains), Net		8	11
Amortization of prior service cost/(credit), Gross		1	1
Amortization of prior service cost/(credit), Tax		0	0
Amortization of prior service cost/(credit), Net		1	1
Immediate recognition due to curtailment/settlement, Gross		11	8
Immediate recognition due to curtailment/settlement, Tax		(3)	(1)
Immediate recognition due to curtailment/settlement, Net		8	7
Total amounts recognized in other comprehensive income, Gross		(267)	17
Total amounts recognized in other comprehensive income, Tax		90	7
Total amounts recognized in other comprehensive income, Net		SFr (177)	SFr 24
Net benefit pension cost (%)
Discount rate - service costs (as a percent)		2.90%	2.64%	2.62%
Discount rate - interest costs (as a percent)		2.10%	1.56%	2.37%
Salary increases (as a percent)		3.32%	2.97%	2.84%
Expected long-term rate of return on plan assets (as a percent)		2.01%	1.79%	2.37%
Benefit obligation (%)
Discount rate (as a percent)		4.75%	2.13%	1.66%
Salary increases (as a percent)		3.18%	3.32%	2.97%
Bank | International | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year					14
Bank | International | Other post-retirement defined benefit plans
Total benefit costs
Service costs on benefit obligation		SFr 0	SFr 0	SFr 0
Interest costs on benefit obligation		3	2	4
Expected return on plan assets		0	0	0
Amortization of recognized prior service cost/(credit)		0	0	0
Amortization of recognized actuarial losses/(gains)		1	1	1
Settlement losses/(gains)		0	0	0
Net periodic benefit/(costs)		4	3	5
PBO
Beginning of the measurement period		140	156
Service costs		0	0	0
Interest costs		3	2	4
Plan amendments		0	0
Settlements		0	0
Actuarial losses/(gains)		(27)	(14)
Benefit payments		(11)	(10)
Exchange rate losses/(gains)		2	6
End of the measurement period		107	140	156
Fair value of plan assets
Beginning of the measurement period		0	0
Actual return on plan assets		0	0
Employer contributions		11	10
Settlements		0	0
Benefit payments		(11)	(10)
Exchange rate gains/(losses)		0	0
End of the measurement period		0	0	SFr 0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		(107)	(140)
Total funded status recognized in the consolidated balance sheet at December 31		(107)	(140)
Total amount recognized
Noncurrent assets		0	0
Current liabilities		(10)	(10)
Noncurrent liabilities		(97)	(130)
Total amount recognized in the consolidated balance sheet at December 31		(107)	(140)
ABO
End of the measurement period		107	140
Amounts recognized in AOCI
Actuarial gains/(losses)		(6)	(27)
Prior service credit/(cost)		3	3
Total		(3)	(24)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		27	14
Actuarial gains/(losses), Tax		(7)	(3)
Actuarial gains/(losses), Net		20	11
Prior service credit/(cost), Gross		0	0
Prior service credit/(cost), Tax		0	0
Prior service credit/(cost), Net		0	0
Amortization of actuarial losses/(gains), Gross		1	1
Amortization of actuarial losses/(gains), Tax		0	0
Amortization of actuarial losses/ (gains), Net		1	1
Amortization of prior service cost/(credit), Gross		0	0
Amortization of prior service cost/(credit), Tax		0	0
Amortization of prior service cost/(credit), Net		0	0
Immediate recognition due to curtailment/settlement, Gross		0	0
Immediate recognition due to curtailment/settlement, Tax		0	0
Immediate recognition due to curtailment/settlement, Net		0	0
Total amounts recognized in other comprehensive income, Gross		28	15
Total amounts recognized in other comprehensive income, Tax		(7)	(3)
Total amounts recognized in other comprehensive income, Net		SFr 21	SFr 12
Net benefit pension cost (%)
Discount rate - interest costs (as a percent)		2.23%	1.74%	2.77%
Benefit obligation (%)
Discount rate (as a percent)		5.18%	2.89%	2.55%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	[1]	6.30%	6.50%	7.00%
Weighted-average rate of health care benefit decrease (as a percent)		4.50%
Bank | International | Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year					SFr 10
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)					6.30%

[1]	The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 4.5% by 2030.